SEGMENT, CUSTOMER AND GEOGRAPHIC INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenues	$ 105,290	[1]	$ 97,857	[1]	$ 84,832	[1]
Segments operating profit (loss)	6,547		6,046		5,088
Assets	111,004		113,227		60,043
Depreciation, amortization and impairment	4,767		4,049		5,551
Expenditures for assets	4,457		4,663		4,033
Cellocator [Member]
Segment Reporting Information [Line Items]
Segments operating profit (loss)	3,859		3,065		1,731
Assets	8,679		9,494		12,522
Depreciation, amortization and impairment	349		291		561
Expenditures for assets	165		135		156
Pointer [Member]
Segment Reporting Information [Line Items]
Segments operating profit (loss)	5,619		4,385		2,489
Assets	26,878		30,075		23,024
Depreciation, amortization and impairment	2,188		1,580		1,345
Expenditures for assets	2,586		1,260		985
RSA [Member]
Segment Reporting Information [Line Items]
Segments operating profit (loss)	(60)		505		526
Assets	22,038		27,069		25,068
Depreciation, amortization and impairment	2,230		2,178		3,640
Expenditures for assets	1,706		3,268		2,892
Elimination [Member]
Segment Reporting Information [Line Items]
Segments operating profit (loss)	(2,871)		(1,909)		342
Assets	4,405		5,400		(571)
Depreciation, amortization and impairment	0		0		0
Expenditures for assets	0		0		0
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	105,290		97,857		84,832
Operating Segments [Member] | Cellocator [Member]
Segment Reporting Information [Line Items]
Revenues	24,063		24,268		22,660
Operating Segments [Member] | Pointer [Member]
Segment Reporting Information [Line Items]
Revenues	55,911		46,309		35,985
Operating Segments [Member] | RSA [Member]
Segment Reporting Information [Line Items]
Revenues	36,168		35,681		32,555
Operating Segments [Member] | Elimination [Member]
Segment Reporting Information [Line Items]
Revenues	$ (10,852)		$ (8,401)		$ (6,368)

[1]	Revenues are attributed to geographic areas based on the location of the end-customers.